Members' Equity (Details) - $ / shares	Sep. 30, 2023	Feb. 13, 2023	Dec. 31, 2022	Sep. 16, 2022	Dec. 31, 2021	May 25, 2021
Members' Equity (Details) [Line Items]
Per unit (in Dollars per share)	$ 4.75	$ 10
Common units, issued			122,505,500		122,505,500
Common units, outstanding			122,500,000		122,500,000
Minimum [Member]
Members' Equity (Details) [Line Items]
Per unit (in Dollars per share)			$ 1
Maximum [Member]
Members' Equity (Details) [Line Items]
Per unit (in Dollars per share)					$ 0.00001
Class A Common Stock [Member]
Members' Equity (Details) [Line Items]
Unit share	5,493,182			100,000		100,000
Per unit (in Dollars per share)	$ 4.75
Common units, issued		2,066,667
Class A Common Stock [Member] | Minimum [Member]
Members' Equity (Details) [Line Items]
Unit share						1
Class A Common Stock [Member] | Maximum [Member]
Members' Equity (Details) [Line Items]
Unit share						100,000
Class B Common Stock [Member]
Members' Equity (Details) [Line Items]
Unit share	10,566
Common units, issued			5,500		5,500
Common units, outstanding			0		0
Authorized to issue			6,125,000